Fair Value Measurements: - Financial assets and liabilities measured at fair value on a recurring basis (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Mar. 27, 2021	Dec. 28, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase decrease in contingent consideration liability	$ 3,515
Resharp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration earned	2,006
Increase decrease in contingent consideration liability	3,900
Instafob LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Increase decrease in contingent consideration liability	385
Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable	(113)
Contingent consideration payable	113
Non-current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable			$ (2,275)
Contingent consideration payable			2,275
Accrued expenses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable			(15,825)
Contingent consideration payable			15,825
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,911	$ 1,448	1,911
Derivative liabilities	(4,193)	(3,520)
Derivative assets			(18,100)
Contingent consideration payable	(14,197)	(14,197)
Contingent consideration payable	14,197	14,197
Recurring | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(4,193)		(3,592)
Recurring | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	12		12
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,911	1,448	1,911
Derivative liabilities	0	0
Contingent consideration payable	0	0
Contingent consideration payable	0	0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Derivative liabilities	(4,193)	(3,520)
Contingent consideration payable	0	0
Contingent consideration payable	0	0
Recurring | Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(4,193)		(3,592)
Recurring | Level 2 | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	12		12
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Derivative liabilities	0	0
Derivative assets			$ (18,100)
Contingent consideration payable	(14,197)	(14,197)
Contingent consideration payable	$ 14,197	$ 14,197